CONSOLIDATED PROFIT AND LOSS ACCOUNT - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement
Sales from operations	€ 88,797	€ 93,717	€ 132,512
Other income and revenues	2,417	1,099	1,175
REVENUES AND OTHER INCOME	91,214	94,816	133,687
Purchases, services and other	(71,114)	(73,836)	(102,529)
Net (impairments) reversals of trade and other receivables	(168)	(249)	47
Payroll and related costs	(3,262)	(3,136)	(3,015)
Other operating income (expense)	(352)	478	(1,736)
Depreciation and amortization	(7,600)	(7,479)	(7,205)
Net (impairments) reversals of tangible, intangible and right-of-use assets	(2,900)	(1,802)	(1,140)
Write-off of tangible and intangible assets and right-of-use assets	(580)	(535)	(599)
OPERATING PROFIT	5,238	8,257	17,510
Finance income	7,715	7,417	8,450
Finance expense	(8,980)	(8,113)	(9,333)
Net finance income (expense) from financial assets at fair value through profit or loss	388	284	(55)
Derivative financial instruments	278	(61)	13
FINANCE INCOME (EXPENSE)	(599)	(473)	(925)
Share of profit (loss) from equity-accounted investments	866	1,336	1,841
Other gain (loss) from investments	984	1,108	3,623
INCOME (EXPENSE) FROM INVESTMENTS	1,850	2,444	5,464
PROFIT BEFORE INCOME TAXES	6,489	10,228	22,049
Income taxes	(3,725)	(5,368)	(8,088)
PROFIT	2,764	4,860	13,961
Attributable to Eni	2,624	4,771	13,887
Attributable to non-controlling interest	€ 140	€ 89	€ 74
Earnings per share (€ per share)
Basic	€ 0.79	€ 1.41	€ 3.96
Diluted	€ 0.78	€ 1.4	€ 3.95
Related parties
Statement
Sales from operations	€ 2,997	€ 4,322	€ 10,872
Other income and revenues	279	156	156
Purchases, services and other	(17,404)	(15,885)	(15,327)
Net (impairments) reversals of trade and other receivables	2	5	(2)
Payroll and related costs	3	(8)	(18)
Other operating income (expense)	201	17	3,306
Finance income	198	155	160
Finance expense	(57)	(28)	(164)
Derivative financial instruments		1	2
Other gain (loss) from investments	€ (12)	€ 445	€ 30